The Company	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
The Company

Note 1. The Company

USA Equities Corp. (the “Company”, “We” or the “Registrant”) was incorporated in Delaware on September 1, 1983. In 2015 the Company changed its name to USA Equities Corp.

On December 20, 2019 the Company entered into and consummated a share exchange with the former stockholders of Medical Practice Income, Inc. (“MPI”) pursuant to a share exchange agreement (the “Exchange Agreement”) by which the Company issued 2,172,600 shares of common stock, $.0001 par value (the “common stock”) to the former stockholders of MPI in exchange for all of the then issued and outstanding shares of common stock of MPI (the “Share Exchange”). MPI, based in West Palm Beach, Florida, is focused on value-based healthcare, informatics and algorithmic personalized medicine including digital therapeutics, behavior-based remote patient monitoring, chronic care and preventive medicine.

Prior to the transaction with MPI, the owner of a majority of the outstanding Class A voting shares of MPI, owned approximately 91% of our then outstanding shares. Consequently, the transaction with MPI was accounted for as a change in reporting entity between entities under common control, whereby a change in reporting entity requires retrospective combination of the entities for all periods as if the combination had been in effect since inception of common control in accordance with ASC 250-10-45-21, Accounting Changes and Error Corrections. As a result of the Share Exchange, MPI became our wholly-owned-subsidiary.

Note 1. The Company

USA Equities Corp. (the “Company”, “We” or the “Registrant”) was incorporated in Delaware on September 1, 1983. In 2015 the Company changed its name to USA Equities Corp.

On December 20, 2019 the Company entered into and consummated a share exchange with the former stockholders of Medical Practice Income, Inc. (“MPI”) pursuant to a share exchange agreement (the “Exchange Agreement”) by which the Company issued 2,172,600 shares of common stock, $.0001 par value (the “common stock”) to the former stockholders of MPI in exchange for all of the then issued and outstanding shares of common stock of MPI (the “Share Exchange”). MPI, based in West Palm Beach, Florida, is focused on value-based healthcare, informatics and algorithmic personalized medicine including digital therapeutics, behavior based remote patient monitoring, chronic care and preventive medicine.

Prior to the transaction with MPI, the owner of a majority of the outstanding Class A voting shares of MPI, owned approximately 91% of our then outstanding shares. Consequently, the transaction with MPI was accounted for as a change in reporting entity between entities under common control, whereby a change in reporting entity requires retrospective combination of the entities for all periods as if the combination had been in effect since inception of common control in accordance with ASC 250-10-45-21. As a result of the Share Exchange, MPI became our wholly-owned-subsidiary.